Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s net deferred income taxes are as follows (rounded):

	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$9,171,000	$8,457,000
Accrued expenses	72,000	32,000
Depreciation and amortization	23,000	19,000
Stock option and warrant expenses	285,000	51,000
Deferred rent	5,000	—
Other	2,000	2,000
Gross deferred income tax assets	9,558,000	8,561,000
Valuation allowance	(9,558,000)	(8,561,000)
Total deferred income tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following summary reconciles differences from taxes at the federal statutory rate with the effective rate:

	Twelve Months Ended December 31,
	2013	2012
Federal income tax at statutory rates	(34.0)%	(34.0)%
Change in deferred tax asset valuation allowance	30.0%	35.9%
Deferred state taxes	(2.8)%	(3.5)%
Non-deductible expenses:
Meals & entertainment	0.3%	0.2%
Change in fair value of warrants	2.6%	0.7%
ISO stock compensation	1.0%	0.4%
Other	2.9%	0.3%
Income taxes (benefit) at effective rates	—%	—%